Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Venator Materials PLC
Document Period End Date	Sep. 30, 2021
Entity Central Index Key	0001705682
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3